Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined benefit pension schemes
Post employment benefits
Cash and cash equivalents	€ 95	€ 104
Investment fund	275	299
Total	6,697	6,709	€ 6,229	€ 6,857	€ 4,652
Gain (loss) on return on plan assets	130	(1,008)
Defined benefit pension schemes | Level 1
Post employment benefits
Equity investments	1,407	1,938
Debt instruments	4,149	3,982
Property	27	30
Derivatives	1,146	1,218
Defined benefit pension schemes | Level 2
Post employment benefits
Equity investments	360	413
Debt instruments	590	461
Property	78	78
Derivatives	44
Derivatives		1
Annuity policies	818	623
Vodafone section
Post employment benefits
Investment fund	259
Total	€ 2,773	€ 2,654	€ 2,408	€ 2,645	€ 1,626